Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents
8)	CASH AND CASH EQUIVALENTS

As of December 31, 2017 and 2016, consolidated cash and cash equivalents consisted of:

		2017	2016
Cash and bank accounts	Ps	9,292	9,104
Fixed-income securities and other cash equivalents		4,449	2,512

	Ps	13,741	11,616

Based on net settlement agreements, the balance of cash and cash equivalents excludes deposits in margin accounts that guarantee several obligations of CEMEX of Ps196 in 2017 and Ps250 in 2016, which were offset against the corresponding obligations of CEMEX with the counterparties, considering CEMEX’s right, ability and intention to settle the amounts on a net basis.